SHARE-BASED COMPENSATION - Summary of Nonvested restricted shares activity (Details) - Restricted Stock	12 Months Ended
Dec. 31, 2021 $ / shares shares
Weighted number of nonvested restricted shares
Outstanding at the beginning of the period (in shares) | shares	78,195,091
Vested (in shares) | shares	(21,970,935)
Forfeited (in shares) | shares	(7,863,152)
Outstanding at the end of the period (in shares) | shares	48,361,004
Weighted average fair value per ordinary share at the grant dates
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 0.12
Vested (in dollars per share) | $ / shares	0.15
Forfeited (in dollars per share) | $ / shares	0.09
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 0.12